Share capital, stock options and other stock-based plans Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of units
Outstanding, beginning of period (in shares)	6,664,591	9,657,921	5,337,873
Granted (in shares)	993,659	684,402	5,556,630
Exercised/Vested (in shares)	(2,045,617)	(845,491)	(575,024)
Forfeited/expired (in shares)	(1,102,643)	(2,832,241)	(661,558)
Outstanding, end of period (in shares)	4,509,990	6,664,591	9,657,921
Units outstanding and exercisable, end of period (in shares)	636,073	1,891,008	1,150,294
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 6.75	$ 7.62	$ 10.27
Granted (in Canadian dollars per share)	2.18	2.90	6.74
Exercised/Vested (in Canadian dollars per share)	6.31	10.26	11.49
Forfeited/expired (in Canadian dollars per share)	6.51	6.60	10.34
Outstanding, end of period (in Canadian dollars per share)	6.00	6.75	7.62
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 5.38	$ 7.77	$ 9.58